INCOME TAXES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
INCOME TAXES
NOTE 17:-	INCOME TAXES

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 ("the Law"):

Under the Law, through 2007, the Company's and Shagrir's results for tax purposes were measured in terms of earnings in NIS after certain adjustments for changes in the Israeli CPI. As explained in Note 2b, the financial statements are measured in dollars. The difference between the annual change in the Israeli CPI and in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes reflected in the financial statements. In accordance with paragraph 9(f) of SFAS No. 109, as primarily codified in ASC 740, the Company has not provided deferred income taxes on the above difference resulting from changes in exchange rates and indexing for tax purposes.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Starting 2008, the results for tax purposes will be measured in nominal values, excluding certain adjustments for changes in the Consumer Price Index carried out in the period up to December 31, 2007. The amended law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting 2008.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company is an "industrial company", as defined by the Law for the Encouragement of Industry (Taxes), 1969, and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Income Tax Law (Inflationary Adjustments), 1985, the right to claim public issuance expenses in three annual installments and an annual deduction of 12.5% of patents and other intangible property rights as deductions for tax purposes.

c.	The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Under the Law, companies are entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as determined by the Law ("the Alternative Track"). The tax benefits and reduced tax rates consist of a tax exemption in the first two years and a reduced rate of 25% for a period of five years for the remaining benefit period.

The income qualifying for tax benefits under the Alternative Track is the taxable income of a company ("a beneficiary company") that has met certain conditions as determined by the Law, and which is derived from an industrial enterprise. The Law specifies the types of income that qualify for the tax benefits under the Alternative Track in respect of an industrial enterprise, Income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The Company's program for expansion of its plant was granted the status of an "approved program", in accordance with the Law, under the alternative track. According to this track, income derived from the approved enterprise is subject to the benefits and related conditions, as above.

The benefit period starts with the first year the approved enterprise/beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The Company's benefit period for the approved enterprise status will end in 2010.

If dividends are distributed out of the tax exempt profits, mentioned above, the Company will become liable for tax at the rate applicable to its profits from the approved enterprise in the year in which the income was earned, as if it was not on the Alternative Track (tax at the rate of 0%). The Company's policy is not to distribute dividends as above.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are as follows: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

d.	Tax rates applicable to the income of the Company:

Taxable income of the Company is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The effect of the abovementioned changes increased deferred tax liabilities by approximately $ 1,174. The adjustment of the deferred tax balances resulted in a decrease in net income in 2011 of approximately $ 1,174, which was recorded in taxes on income and an increase in loss as of December 31, 2011 of approximately $ 1,174.

e.	Income (loss) before taxes on income:

	Year ended December 31,
	2011	2010	2009

Domestic	$(2,556)	$6,681	$3,989
Foreign	(1,913)	(2,041)	(1,900)

	$(4,469)	$4,640	$2,089

f.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes. Significant components of the deferred tax liabilities and assets of the Company and its subsidiaries are as follows:

1.	Provided in respect of the following:

	December 31,
	2011	2010

Reserves and accruals	$544	$382
Carryforward tax losses	27,089	20,824
Other temporary differences	1,821	1,950

Total deferred tax assets before valuation allowance	$29,454	$23,156

Valuation allowance (3)	(26,786)	(18,639)

Net deferred tax assets	$2,668	$4,517

Goodwill	(4,906)	(4,664)
Other temporary differences	(233)	(116)

Total deferred tax liabilities	$(5,139)	$(4,780)

Total deferred tax assets (Liabilities)	$(2,471)	$(263)

Domestic	$(2,471)	$(263)
Foreign	-	-

	$(2,471)	$(263)

2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	December 31,
	2011	2010

Long-term Liabilities	$(2,471)	$(263)

	$(2,471)	$(263)

3.
The Company and its subsidiaries (except Shagrir) have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences. Since the Company and its subsidiaries (except for Shagrir) have a history of losses, it is more likely than not that the deferred taxes regarding the losses carryforward and other temporary differences will not be realized in the foreseeable future.

4.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2011	2010	2009

Income (loss) before taxes, as reported in the consolidated statements of operations	$(4,469)	$4,640	$2,089

Statutory tax rate	24%	25%	26%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$(1,072)	$1,160	$543
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	1,064	(83)	(833)
Operating carryforward losses for which a valuation allowance was provided	2,219	576	1,159
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	-	(78)	(551)
Nondeductible expenses and other	172	(51)	569

	$2,383	$1,524	$887

g.	Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately $ 84,845 (including a capital loss in the amount of approximately $ 31,474) as of December 31, 2011. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Argentina are approximately $ 1,400 as of December 31, 2011. The carryforward tax losses will expire from 2014 to 2016.

Carryforward tax losses of Shagrir totaled approximately $ 14,406 as of December 31, 2011. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Mexico totaled approximately $ 6,412 as of December 31, 2011. The carryforward tax losses will expire from 2014 to 2021.

h.	Final tax assessments:

Tax assessments for the Company and Shagrir are considered final as of the 2007 tax year.

Tax assessments for Pointer Mexico are considered final as of the 2006 tax year.

Tax assessments for Pointer Argentina are considered final as of the 2008 tax year.

i.	Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2011	2010	2009

Current	$5	$(61)	$107
Deferred	2,378	1,585	780

	$2,383	$1,524	$887

Domestic	$2,378	$1,585	$780
Foreign	5	(61)	107

	$2,383	$1,524	$887